IVA International Fund
IVA International Fund
IVA FIDUCIARY TRUST IVA Worldwide Fund IVA International Fund

Supplement dated May 28, 2019 to the Prospectus
dated January 31, 2019 for the IVA Worldwide Fund and IVA International Fund

This supplement updates information in the Prospectus of the IVA Fiduciary Trust (the “Trust”) dated January 31, 2019. You may obtain copies of the Prospectus free of charge, upon request, by calling the toll-free number (866) 941-4482 or by visiting the Trust’s website at www.ivafunds.com.

The Board of Trustees of the Trust approved the implementation of breakpoints for the IVA Worldwide Fund and the IVA International Fund. Effective June 3, 2019, the management fee for each Fund is 0.80% of the Fund's average daily net assets annually up to $5 billion; 0.75% of the Fund's average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.70% of the Fund's average daily net assets annually in excess of $10 billion. The Fees and Expenses section of each Fund has been revised below to reflect these breakpoints.

The following disclosure replaces the section entitled “Fees and Expenses” on page S-7:

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for a sales charge discount on Class A shares of the International Fund if you or your family invest at least $25,000 in one or more Funds that are series of the IVA Funds. More information about discounts is available from your financial consultant and in Distribution Arrangements starting on page 18 of the Prospectus. If you purchase Class I shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - IVA International Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price) (on Class A purchases of $1 million or more)	0.75%	1.00%	none
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - IVA International Fund		Class A	Class C	Class I
Management Fees	[1]	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses		1.16%	1.91%	0.91%
[1]	Management Fees have been restated to reflect the contractual management fee schedule effective June 3, 2019. Other Expenses have also been restated to reflect current fees.

Example.

This Example is intended to help you compare the costs of investing in the International Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - IVA International Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	612	850	1,106	1,839
Class C	294	600	1,032	2,233
Class I	93	290	504	1,120

You would pay the following expenses if you did not redeem your Class C shares of the International Fund:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
IVA International Fund | Class C | USD ($)	194	600	1,032	2,233

Please retain this supplement for future reference.